Commitments and Contingencies - Registration and Stockholder Rights (Details) - item	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
COMMITMENTS
Maximum demands that entity register on securities	2	2
Threshold period to exercise registration rights	3 months	3 months
Maximum demand registration right at entity's expense	1	1
Threshold period to exercise registration rights from the effective date of registration statement of Initial Public Offering	5 years	5 years
Threshold period to exercise "piggy-back" registration rights from the effective date of registration statement of Initial Public Offering	7 years	7 years